Convertible Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 17, 2020	Mar. 22, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 28, 2021	Sep. 30, 2020	Jun. 23, 2020	Mar. 18, 2020	Dec. 31, 2009
Disclosure of detailed information about borrowings [line items]
Loss on debenture modification				$ 2,004
Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount									$ 25,000
Number of warrants issued		6,458,001
Warrants expiration date		Mar. 31, 2024
Warrants exercise price		$ 0.7368
Loss on debenture modification		$ 2,014
Effective interest rate	4.00%
Interest costs capitalized			$ 34,881
Borrowing costs capitalised				$ 2,105
Project financing threshold amount	$ 100,000
Conversion price	$ 2.223
Unsecured convertible debentures issued					$ 7,000	$ 9,000	$ 7,000	$ 7,000
Transaction costs for financing			112
Fair value of debt components issued			17,912
Residual amount allocated to equity			$ 4,976
Glencore [Member] | Convertible Debt [Member] | Condition one [Member]
Disclosure of detailed information about borrowings [line items]
Increase in convertible debt		$ 810
Effective interest rate		7.30%
Glencore [Member] | Convertible Debt [Member] | Condition two [Member]
Disclosure of detailed information about borrowings [line items]
Decrease in non-convertible debt		$ 360
Effective interest rate		14.30%
Glencore [Member] | Convertible Debt [Member] | Condition three [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of purchase warrants issued		$ 1,564
Bottom of range [Member] | Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures	$ 20,000
Top of range [Member] | Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures	$ 30,000